Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Allowance for doubtful accounts	¥ 185,755	$ 26,932	¥ 177,563
Total current liabilities	4,058,676	588,452	3,986,219
Total non-current liabilities	568,517	82,427	605,417
Total liabilities	¥ 4,627,193	$ 670,879	¥ 4,591,636
Ordinary shares, par value | $ / shares		$ 0.0025
Ordinary shares, shares authorized	400,000,000,000	400,000,000,000	400,000,000,000
Ordinary shares, shares issued	492,742,468	492,742,468	505,183,788
Ordinary shares, shares outstanding	492,742,468	492,742,468	505,183,788
Consolidated VIEs [Member]
Total current liabilities	¥ 354,930	$ 51,460	¥ 375,845
Total non-current liabilities	48,461	7,025	60,664
Total liabilities	¥ 403,391	$ 58,485	¥ 436,509